Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepayments and Other Current Assets
Deposits to search engine service providers		¥ 27,821	¥ 124,668
Prepayments to suppliers		42,136	134,956
Advances to employees		17,641	5,581
Prepaid rental and other deposits		23,598	23,032
Receivables in connection with exercise of option from agents		358
Others		5,715	6,667
Prepayments and other current assets	$ 16,845	¥ 117,269	¥ 294,904